SHORT TERM AND LONG-TERM DEBT - Capital Commitments (Details) $ in Thousands	Jun. 30, 2024 USD ($)
Sale & Leaseback
1 year	$ 52,099
2 years	52,813
3 years	53,559
4 years	54,360
5 years	55,149
Thereafter	626,425
Total	894,405
Period repayment
1 year	54,197
2 years	54,361
3 years	54,361
4 years	52,198
5 years	21,200
Thereafter	0
Total	236,318
Balloon repayment
1 year	0
2 years	0
3 years	0
4 years	250,000
5 years	392,786
Thereafter	0
Total	642,786
Total
1 year	106,296
2 years	107,175
3 years	107,920
4 years	356,558
5 years	469,135
Thereafter	626,425
Total	$ 1,773,509